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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


             Report for the Calendar Year or Quarter Ended 03/31/99

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|


                       Allstate Investment Management Co.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

3075  Sanders Road Suite G4A            Northbrook        Illinois    60062-7127
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)     (Zip)

Joseph A. Haas (847)402-7581 Assistant Vice President, Investment Operations
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the the 21 day of April, 1999.


                                      Allstate Investment Management Co.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ Joseph A. Haas
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                          Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                                          13F File No.:
-------------------------------------------------------------- ---------------
1. Allstate Insurance Company                                  28-35
-------------------------------------------------------------- ---------------
2.
-------------------------------------------------------------- ---------------
3.
-------------------------------------------------------------- ---------------
4.
-------------------------------------------------------------- ---------------
5.
-------------------------------------------------------------- ---------------

                                    FORM 13F
        Name of Reporting Manager: ALLSTATE INVESTMENT MANAGEMENT COMPANY

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                      ITEM 2:     ITEM 3:         ITEM 4:            ITEM 5:          ITEM 6:        ITEM 7:      ITEM 8:
                                                                                      INVESTMENT DISCRETION         VOTING AUTHORITY
                                                                                      ---------------------            (SHARES)
                             TITLE                          FAIR          SHARES OR   (A)    (B)     (C)    MANA-   ----------------
NAME OF ISSUER                OF          CUSIP           MARKET          PRINCIPAL   SOLE   SHARED  SHARED GERS    (A)  (B)    (C)
                             CLASS        NUMBER           VALUE             AMOUNT                  OTHER          SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
MUNI TRUST II                COMMON       217103          210,748.79      22,479.85          X              1       X
MUNI PREMIUM TRUST           COMMON       625923107       211,844.84      23,057.93          X              1       X
MUNI INCOME TRUST            COMMON       626216105       226,610.66      25,714.67          X              1       X
MUNI INCOME TR III           COMMON       62621P103       170,364.59      19,752.41          X              1       X
MUNI INC OPPORT TRUST        COMMON       62621Q101       215,776.66      22,863.75          X              1       X
MUNI INC OPPORT II           COMMON       62621R109       184,071.05      21,036.68          X              1       X
MUNI OPPORT TRUST III        COMMON       62621T105       181,740.45      19,515.74          X              1       X
COMPANT TOTAL                                           1,401,157.04